Financial Instruments - Estimated Fair Values Of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Book Value
Financial Instruments
Cash and cash equivalents	$ 77,275	$ 66,895
Restricted cash		2,812
Due from related parties	17,970	34,007
Long-term debt, including current portion	1,666,156	2,340,778
Fair Value
Financial Instruments
Cash and cash equivalents	77,275	66,895
Restricted cash		2,812
Due from related parties	17,970	34,007
Long-term debt, including current portion	1,666,156	2,325,209
ZIM | Book Value | Notes
Financial Instruments
Notes	21,044	21,093
ZIM | Fair Value | Notes
Financial Instruments
Notes	21,044	21,093
HMM | Book Value | Notes
Financial Instruments
Notes	7,847	13,509
HMM | Fair Value | Notes
Financial Instruments
Notes	$ 7,847	$ 13,509